UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21504

Advent/Claymore Enhanced Growth & Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY 10018
(Address of principal executive offices) (Zip code)

Robert White, Treasurer

1065 Avenue of the Americas, New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual
Report
October 31, 2007

Advent/Claymore Enhanced Growth & Income Fund

LCM

ADVENT
CAPITAL MANAGEMENT

CLAYMORE®

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund Summary | As of October 31, 2007 (unaudited)

Fund Statistics
Share Price	$17.46
Common Share Net Asset Value	$20.09
Premium/Discount to NAV	-13.09%
Net Assets ($000)	$273,288

Total Returns
(Inception 1/31/05)	Market	NAV
One Year	1.08%	12.24%
Since Inception – average annual	3.05%	9.87%

Top Ten Industries	% of Long-Term Investments
Telecommunications	10.5%
Oil and Gas	10.2%
Automotive	5.6%
Financial Services	5.0%
Special Purpose Entity	4.7%
Mining	4.3%
Chemicals	4.2%
Pharmaceuticals	4.0%
Utilities – Gas and Electric	3.8%
Electronic Equipment and Components	3.5%

Top Ten Issuers	% of Long-Term Investments
Dow Jones CDX North America High Yield	4.7%
Suzuki Motor Corp.	3.3%
Man Group PLC	2.3%
Wachovia Bank NA/Intel Corp.	2.0%
Conti Gummi Finance BV/Continental AG	1.9%
Vallourec SA	1.8%
Chesapeake Energy Corp.	1.8%
Lucent Technologies Capital Trust I	1.8%
Peabody Energy Corp.	1.7%
Bayer Capital Corp. BV	1.7%

Past performance does not guarantee future results. All portfolio data is subject to change daily. For more current information, please visit www.adventclaymore.com. The above summaries are provided for informational purposes only and should not be viewed as recommendations.

Share Price & NAV Performance

Portfolio Composition (% of Total Investments)

Country Breakdown	% of Long-Term Investments
United States	56.1%
Japan	9.9%
Germany	7.0%
United Kingdom	5.6%
Netherlands	3.5%
France	3.0%
Bermuda	2.6%
Canada	2.4%
Norway	2.1%
Switzerland	1.5%
China	1.3%
Cayman Islands	1.1%
Guernsey	1.0%
Brazil	1.0%
Belgium	1.0%
Luxembourg	0.9%

2 | Annual Report | October 31, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments | October 31, 2007

Number of Shares		Value
	Common Stocks – 61.8%
	Airlines – 1.9%
639,000	Air China Ltd., H Shares (China)	$962,935
125,000	Continental Airlines, Inc., Class B (a)(b)	4,293,750

		5,256,685

	Agriculture – 0.7%
55,000	Archer-Daniels-Midland Co. (a)	1,967,900

	Aluminum, Steel and Other Metals – 1.8%
17,200	Vallourec SA (France)	4,978,316

	Automotive – 3.2%
270,000	Suzuki Motor Corp. (Japan)	8,806,003

	Banks – 1.1%
18,500	Societe Generale (France)	3,100,980

	Biotechnology – 2.9%
60,000	Amgen, Inc. (a)(b)	3,486,600
40,000	Genzyme Corp. (a)(b)(c)	3,038,800
70,000	PDL BioPharma, Inc. (a)(b)	1,484,000

		8,009,400

	Chemicals – 2.5%
30,000	Celanese Corp., Ser. A (a)	1,258,800
40,000	Lyondell Chemical Co.	1,898,000
60,300	Nitto Denko Corp. (Japan)	2,923,858
1,000,000	Sinopec Shanghai Petrochemical Co., Ltd., H Shares (China)	790,886

		6,871,544

	Commercial Services – 2.7%
94,725	Heidelberger Druckmaschinen AG (Germany)	3,863,256
119,200	USG People NV (Netherlands)	3,611,160

		7,474,416

	Communications Equipment – 0.7%
25,000	Anixter International, Inc. (a)(b)(c)	1,796,250

	Communications, Media and Entertainment – 2.1%
45,000	General Cable Corp. (a)(b)	3,239,550
250,000	The Interpublic Group of Cos., Inc. (a)(b)	2,587,500

		5,827,050

	Computers – Software and Peripherals – 1.0%
105,000	EMC Corp. (a)	2,665,950

	Electronic Equipment and Components – 2.1%
70,000	Hamamatsu Photonics K.K. (Japan)	2,191,959
550,000	RF Micro Devices, Inc. (a)(b)(c)	3,421,000

		5,612,959

	Financial Services – 3.9%
80,000	Fortis (Belgium)	2,553,226
32,000	Fortis (Belgium) (b)(d)	463
40,000	Lazard Ltd., Class A (Bermuda) (a)	2,008,000
504,050	Man Group PLC (United Kingdom)	6,156,873

		10,718,562

	Health Care Products and Services – 2.0%
85,000	Bristol-Myers Squibb Co. (a)	2,549,150
774,000	Hengan International Group Co., Ltd. (Cayman Islands)	3,000,813

		5,549,963

	Internet – 0.7%
15,000	Equinix, Inc. (a)(b)	1,749,900

	Investment Banking & Brokerage – 2.3%
50,000	Merrill Lynch & Co., Inc. (a)	3,301,000
100,000	MF Global Ltd. (Bermuda) (a)(b)	2,956,000

		6,257,000

	Leisure and Entertainment – 3.0%
30,000	GameStop Corp., Class A (a)(b)	1,776,600
100,000	International Game Technology (a)	4,361,000
156,636	Shuffle Master, Inc. (a)(b)(c)	2,142,781

		8,280,381

	Machinery and Equipment – 1.8%
140,000	Nabtesco Corp. (Japan)	2,366,830
19,400	SMC Corp. (Japan)	2,588,125

		4,954,955

	Metals and Mining – 1.0%
200,000	USEC, Inc. (a)(b)	1,760,000
15,000	Xstrata PLC (United Kingdom)	1,074,093

		2,834,093

	Oil and Gas – 7.2%
82,000	Bonavista Energy Trust (Canada)	2,749,737
574,000	China Petroleum & Chemical Corp., H Shares (China)	863,503
80,000	Crescent Point Energy Trust (Canada)	1,954,096
15,000	Fugro NV (Netherlands)	1,312,926
50,000	Halliburton Co. (a)	1,971,000
60,000	Harvest Energy Trust (Canada)	1,698,673
324,250	Ocean Rig ASA (Norway) (b)	2,574,105
85,000	Pride International, Inc. (a)(b)	3,136,500
90,000	Superior Energy Services, Inc. (a)(b)	3,337,200

		19,597,740

See notes to financial statements.

Annual Report | October 31, 2007 | 3

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued

Number of Shares		Value
	Pharmaceuticals – 2.5%
90,000	Medicis Pharmaceutical Corp., Class A (a)	$2,672,100
24,000	Roche Holding AG (Switzerland)	4,091,627

		6,763,727

	Real Estate and Development – 1.5%
219,000	Shoei Co., Ltd. (Japan)	3,932,255

	Retail – Specialty Stores – 2.7%
100,000	Don Quijote Co., Ltd. (Japan)	2,025,415
120,000	Izumi Co., Ltd. (Japan)	1,786,182
95,510	Whitbread PLC (United Kingdom)	3,513,797

		7,325,394

	Telecommunications – 9.4%
25,000	Alltel Corp.	1,778,750
80,000	Amdocs, Ltd. (Guernsey) (a)(b)	2,752,000
150,000	Comcast Corp., Class A (a)(b)	3,157,500
190,000	Comverse Technology, Inc. (b)	3,651,800
75,000	EchoStar Communications Corp., Class A (a)(b)	3,672,000
350,000	Level 3 Communications, Inc. (a)(b)	1,060,500
20,000	Millicom International Cellular SA (Luxembourg) (a)(b)	2,349,600
100,000	Motorola, Inc. (a)(c)	1,879,000
60,000	NII Holdings, Inc. (a)(b)	3,480,000
350,000	Powerwave Technologies, Inc. (b)	1,946,000

		25,727,150

	Transportation – 0.7%
865,650	Pacific Basin Shipping, Ltd. (Bermuda)	1,912,051

	Utilities – Gas and Electric – 0.4%
1,400,000	Huadian Power International Corp., Ltd., H Shares (China)	959,127

	Total Common Stocks – 61.8% (Cost $167,286,320)	168,929,751

	Convertible Preferred Stocks – 9.9%
	Communications Equipment – 1.8%
5,000	Lucent Technologies Capital Trust I, 7.75%, 2017	4,831,250

	Financial Services – 0.3%
30,000	CIT Group, Inc., 7.75%, 2010	754,500

	Mining – 2.5%
25,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010	4,264,000
37,500	Cia Vale Do Rio Doce – (RIO), 5.50%, 2010 (Brazil) (a)(g)	2,745,750

		7,009,750

	Oil and Gas – 1.8%
15,500	Chesapeake Energy Corp., 6.25%, 2009 (a)	4,927,062

	Pharmaceuticals – 1.5%
15,000	Schering-Plough Corp., 6.00%, 2010 (a)	3,993,750

	Semiconductors – 2.0%
222,860	Wachovia Bank NA/Intel Corp., 8.00%, 2008 (a)(e)(g)	5,444,470

	Total Convertible Preferred Stocks – 9.9% (Cost $22,969,371)	26,960,782

	Preferred Stocks – 0.9%
	Automotive – 0.9%
970	Porsche AG (Germany) (Cost $2,587,586)	2,583,564

See notes to financial statements.

4 | Annual Report | October 31, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued

Principal Amount			Value
		Convertible Bonds – 10.3%
		Auto Parts and Equipment – 1.9%
	€1,700,000	Conti Gummi Finance BV/Continental AG, BBB+
		1.625%, 5/19/11, Senior Convertible Notes (Germany) (g)	$5,134,157

		Automotive – 1.4%
	€2,500,000	Deutsche Bank AG/Daimler AG, NR
		8.00%, 6/20/08, Convertible Bond (Germany) (e)(g)	3,821,231

		Chemicals – 1.7%
	€2,000,000	Bayer Capital Corp. BV, BBB-
		6.625%, 6/01/09, Subordinated Convertible Debentures (Netherlands)	4,514,702

		Financial Services – 0.7%
	$3,000,000	CompuCredit Corp., NR
		5.875%, 11/30/35, Senior Unsecured Convertible Notes (a)	1,923,750

		Mining – 1.6%
	£2,000,000	Calyon Financial Products Ltd./Xstrata PLC, NR
		8.00%, 6/12/08, Convertible Notes (United Kingdom) (g)	4,466,298

		Utilities – Gas and Electric – 3.0%
	$4,000,000	Peabody Energy Corp., B
		4.75%, 12/15/41, Junior Subordinated Convertible Debentures (a)	4,660,000
	€2,200,000	Deutsche Bank AG/CEZ AS
		8.00%, 6/20/08, Convertible Notes (Czech Republic) (g)	3,527,873

			8,187,873

		Total Convertible Bonds – 10.3% (Cost $25,217,874)	28,048,011

		Corporate Bonds – 13.3%
		Communications, Media and Entertainment – 0.9%
	$2,500,000	Charter Communications Holdings II LLC, Ser. B, CCC
		10.25%, 9/15/10, Senior Unsecured Notes	2,543,750

		Computers – Software and Peripherals – 1.3%
	$3,500,000	SunGard Data Systems, Inc., B-
		10.25%, 8/15/15, Senior Subordinated Notes	3,648,750

		Electronic Equipment and Components – 1.4%
	$4,000,000	Freescale Semiconductor, Inc., B
		8.875%, 12/15/14, Company Guarantee Notes	3,785,000

		Forest Products and Paper – 0.7%
	$2,000,000	Rock-Tenn Co., Class A, BB-
		8.20%, 8/15/11, Senior Unsecured Notes	2,050,000

		Health Care Products and Services – 0.6%
	$1,500,000	Community Health Systems, Inc., B-
		8.875%, 7/15/15, Company Guarantee Notes (e)	1,518,750

		Oil and Gas – 1.1%
NOK	3,000,000	Ocean Rig ASA, NR
		9.24%, 4/04/11, Senior Unsecured Notes (Norway) (b)(e)(f)	2,985,000

		Special Purpose Entity – 4.7%
	$12,150,000	Dow Jones CDX North America High Yield, Ser. 3-4, NR
		10.50%, 12/29/09 (e)	12,772,688

		Telecommunications – 0.9%
	$1,500,000	Charter Communications, Class A, NR
		11.00%, 10/01/15, Senior Notes	1,451,250
	1,000,000	MetroPCS Wireless, Inc., CCC
		9.25%, 11/01/14, Senior Notes (e)	992,500

			2,443,750

		Travel Services – 1.3%
	3,500,000	Travelport LLC, CCC+
		9.875%, 9/01/14, Senior Unsecured Notes	3,605,000

		Utilities- Gas and Electric – 0.4%
	1,000,000	Texas Competitive Electric Holdings Co., LLC, CCC
		10.25%, 11/01/15, Company Guarantee Notes (e)	1,005,000

		Total Corporate Bonds –13.3% (Cost $35,960,497)	36,357,688

		Term Loans (Funded) – 2.4%
	2,181,355	Allied Waste North America, BBB-
		6.28% to 6.89%, 3/28/14 (f)	2,145,228
	994,987	Ford Motor Co., B+
		8.36%, 12/15/13 (f)	959,710
	2,487,342	Georgia-Pacific Corp., BB+
		7.11%, 12/20/12 (f)	2,432,486
	994,988	HCA, Inc., NR
		7.61%, 11/17/13 (f)	973,770

		Total Term Loans (Funded) – 2.4% (Cost $6,719,624)	6,511,194

		Total Investments – 98.6% (Cost $260,741,272)	269,390,990
		Other assets in excess of liabilities – 2.0%	5,626,801
		Total Options Written (premiums received $1,530,278) – (0.6%)	(1,729,613)

		Net Assets – 100.0%	$273,288,178

LLC – Limited Liability Corp.

PLC – Public Limited Company.

(a)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.
(b)	Non-income producing security.
(c)	All or a portion of these securities with an aggregate market value of $11,607,580 have been physically segregated to collateralize written call options.
(d)	Strip VVPR – Coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividend paid.
(e)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to 10.4% of net assets.
(f)	Variable rate or floating security. The rate shown is as of October 31, 2007.
(g)	Synthetic convertible – A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company’s common stock.

Ratings shown are per Standard & Poor’s and are unaudited. Securities classified as NR are not rated by Standard & Poor’s.

See notes to financial statements.

Annual Report | October 31, 2007 | 5

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Market Value
100	Amdocs, Ltd.	January 2008	$35.00	$17,500
200	Amgen, Inc.	November 2007	60.00	8,800
100	Amgen, Inc.	December 2007	60.00	12,800
150	Anixter International, Inc.	November 2007	85.00	3,000
100	Anixter International, Inc.	November 2007	90.00	500
150	Archer-Daniels-Midland Co.	November 2007	35.00	23,250
50	Bristol-Myers Squibb Co.	January 2008	30.00	6,700
100	Celanese Corp., Ser. A	November 2007	40.00	24,750
200	Celanese Corp., Ser. A	December 2007	40.00	67,000
50	Chesapeake Energy Corp.	January 2008	40.00	9,500
100	Cia Vale Do Rio Doce – (RIO)	December 2007	37.50	32,000
200	Comcast Corp., Class A	January 2008	25.00	3,400
50	CompuCredit Corp.	January 2008	30.00	1,625
150	Continental Airlines, Inc., Class B	November 2007	40.00	4,500
50	EchoStar Communications Corp., Class A	December 2007	55.00	6,000
10	EMC Corp.	January 2008	30.00	500
50	Equinix, Inc.	November 2007	100.00	75,000
100	Equinix, Inc.	November 2007	105.00	110,000
50	GameStop Corp., Class A	December 2007	65.00	11,250
275	General Cable Corp.	November 2007	70.00	137,500
75	General Cable Corp.	November 2007	75.00	18,750
100	General Cable Corp.	November 2007	80.00	9,000
50	Genzyme Corp.	November 2007	70.00	27,000
100	Genzyme Corp.	November 2007	75.00	16,000
50	Genzyme Corp.	November 2007	80.00	2,000
100	Halliburton Co.	January 2008	47.50	3,750
50	International Game Technology	December 2007	45.00	7,750
25	The Interpublic Group of Cos., Inc.	January 2008	10.00	2,313
300	Lazard Ltd., Class A	November 2007	45.00	166,500
100	Lazard Ltd., Class A	November 2007	50.00	20,500
3,500	Level 3 Communications, Inc.	November 2007	2.50	210,000
100	Medicis Pharmceutical Corp., Class A	December 2007	30.00	15,500
300	Merrill Lynch & Co., Inc.	December 2007	70.00	69,000
300	MF Global Ltd.	November 2007	30.00	21,000
150	Millicom International Cellular SA	November 2007	95.00	279,000
50	Millicom International Cellular SA	November 2007	100.00	94,500
100	Motorola, Inc.	January 2008	20.00	5,100
100	NII Holdings, Inc.	November 2007	75.00	1,000
50	PDL BioPharma, Inc.	January 2008	25.00	2,375
200	Peabody Energy Corp.	November 2007	55.00	49,400
150	Pride International, Inc.	November 2007	40.00	3,750
500	RF Micro Devices, Inc.	November 2007	7.50	2,500
100	Schering-Plough Corp.	November 2007	35.00	500
250	Shuffle Master, Inc.	November 2007	17.50	1,250
300	Superior Energy Services, Inc.	December 2007	35.00	102,000
500	USEC, Inc.	November 2007	10.00	8,000
500	USEC, Inc.	December 2007	10.00	24,500
100	Wachovia/Intel Corp.	January 2008	27.50	11,100

	Total Call Options Written (Premiums received $1,530,278)			$1,729,613

(a)	Non-income producing security.

See notes to financial statements.

6 | Annual Report | October 31, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Assets and Liabilities | October 31, 2007

Assets
Investments, at value (cost $260,741,272)	$269,390,990
Foreign currency, at value (cost $218,357)	224,591
Cash	12,207,837
Dividends and interest receivable	1,654,635
Receivable for securities sold	2,627,161
Reclaims receivable	79,949
Other assets	11,776

Total assets	286,196,939

Liabilities
Payable for securities purchased	10,797,197
Options written, at value (premiums received of $1,530,278)	1,729,613
Investment Management fee payable	117,623
Investment Advisory fee payable	113,011
Accrued expenses and other liabilities	151,317

Total liabilities	12,908,761

Net Assets	$273,288,178

Composition of Net Assets
Common stock, $0.001 par value per share; unlimited number of shares authorized, 13,603,025 shares issued and outstanding	$13,603
Additional paid-in capital	259,265,272
Accumulated net realized gain on investments, options and foreign currency transactions	4,774,507
Accumulated net unrealized appreciation on investments, options and foreign currency translation	8,466,991
Accumulated undistributed net investment income	767,805

Net Assets	$273,288,178

Net Asset Value (based on 13,603,025 common shares outstanding)	$20.09

See notes to financial statements.

Annual Report | October 31, 2007 | 7

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Operations | For the year ended October 31, 2007

Investment Income
Interest (net of foreign withholding taxes of $6,144)	$5,319,953
Dividends (net of foreign withholding taxes of $139,770)	4,000,878

Total income		$9,320,831
Expenses
Investment Management fee	1,369,158
Investment Advisory fee	1,315,466
Trustees’ fees and expenses	147,018
Professional fees	133,183
Printing expense	86,119
Administration fee	83,692
Fund accounting	82,682
Custodian fee	60,503
Insurance	37,670
Transfer agent fee	33,401
NYSE listing fee	25,454
Miscellaneous	11,545

Total expenses		3,385,891

Net investment income		5,934,940

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		19,758,938
Options		1,170,945
Foreign currency transactions		(20,698)
Net change in unrealized appreciation (depreciation) on:
Investments		3,179,844
Options		903,173
Foreign currency translation		20,528

Net gain on investments, options and foreign currency transactions		25,012,730

Net Increase in Net Assets Resulting from Operations		$30,947,670

See notes to financial statements.

8 | Annual Report | October 31, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Changes in Net Assets |

	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
Increase in Net Assets from Operations
Net investment income	$5,934,940	$7,923,002
Net realized gain on investments, options and foreign currency transactions	20,909,185	11,600,592
Net change in unrealized appreciation on investments, options and foreign currency translation	4,103,545	14,503,726

Net increase in net assets resulting from operations	30,947,670	34,027,320

Distributions to Common Shareholders from
Net investment income	(21,746,612)	(21,728,384)

Capital Share Transactions
Reinvestment of dividends	439,291	—

Net increase from capital share transactions	439,291	—

Total increase in net assets	9,640,349	12,298,936
Net Assets
Beginning of year	263,647,829	251,348,893

End of year (including distributions in excess of net investment income and undistributed net investment income of $767,805 and $113,520, respectively)	$273,288,178	$263,647,829

See notes to financial statements.

Annual Report | October 31, 2007 | 9

LCM | Advent/Claymore Enhanced Growth & Income Fund

Financial Highlights |

Per share operating performance for a common share outstanding throughout the period	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006	For the Period January 31, 2005* through October 31, 2005
Net asset value, beginning of period	$19.41	$18.51	$19.10	(a)

Income from investment operations
Net investment income(b)	0.44	0.58	0.47
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.84	1.92	(0.22)

Total from investment operations	2.28	2.50	0.25

Common shares’ offering expenses charged to paid-in capital	—	—	(0.04)

Distributions to Common Shareholders
Net investment income	(1.60)	(1.60)	(0.80)

Net asset value, end of period	$20.09	$19.41	$18.51

Market value, end of period	$17.46	$18.78	$16.83

Total investment return(c)
Net asset value	12.24%	14.11%	1.12%
Market value	1.08%	22.20%	-12.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$273,288	$263,648	$251,349
Ratio of net expenses to average net assets	1.26%	1.29%	1.38	%(d)
Ratio of net investment income to average net assets	2.21%	3.09%	3.37	%(d)
Portfolio turnover rate	181%	415%	246%

*	Commencement of investment operations.
(a)	Before deduction of offering expenses charged to capital.
(b)	Based on average shares outstanding during the period.
(c)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.
(d)	Annualized.

See notes to financial statements.

10 | Annual Report | October 31, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund |

Notes to Financial Statements |

Note 1 – Organization:

Advent/Claymore Enhanced Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on January 30, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s primary investment objective is to provide current income and current gains from trading in securities, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing its assets in dividend and interest paying equity securities, convertible securities and non-convertible high-yield securities. Also, in pursuit of the Fund’s primary investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio. There can be no assurance the Fund will achieve its investment objectives.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the closing bid prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on corporate debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

The Company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt is shown as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, is shown as unrealized appreciation (depreciation) on foreign currency translation.

(d) Covered Call Options

The Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio of the Fund. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

Annual Report | October 31, 2007 | 11

LCM | Advent/Claymore Enhanced Growth & Income Fund | Notes to Financial Statements continued

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

(e) Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to change in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract. Forward exchange currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

(f) Distributions to Shareholders

The Fund declares and pays quarterly dividends to common shareholders. These dividends consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term gains are distributed annually to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Note 3 – Investment Advisory Agreement, Investment Management Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between Claymore Advisors, LLC (the “Adviser”) and the Fund, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of Advent Capital Management, LLC (the “Investment Manager”), provides personnel and pays the compensation of all Trustees and Officers of the Fund who are its affiliates. As compensation for these services, the Fund pays the Adviser an annual fee, payable monthly in arrears, at an annual rate equal to 0.49% of the average Managed Assets during such month. Managed Assets means the total of assets of the Fund (including any assets attributable to any preferred shares or otherwise attributable to the use of financial leverage, if any) less the sum of accrued liabilities.

Pursuant to an Investment Management Agreement between the Investment Manager and the Fund, the Fund has agreed to pay the Investment Manager an annual fee, payable monthly in arrears, at an annual rate equal to 0.51% of the average Managed Assets during such month for the services and facilities provided by the Investment Manager to the Fund. These services include the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and investment research. The Investment Manager also provides personnel to the Fund and pays the compensation of all Trustees and Officers of the Fund who are its affiliates.

12 | Annual Report | October 31, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund | Notes to Financial Statements continued

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund. The Bank of New York was a subsidiary of The Bank of New York Company, Inc. (“BNYCo”), a financial holding company. The Bank of New York was the principal operating subsidiary of BNYCo. On July 2, 2007, BNYCo merged with Mellon Financial Corporation. The new company is called The Bank of New York Mellon Corporation. Fimat USA, LLC and Credit Suisse First Boston act as the Fund’s custodian for covered call options.

Certain Officers and Trustees of the Fund are also Officers and Directors of the Adviser or Investment Manager. The Fund does not compensate its Officers or Trustees who are Officers of the aforementioned firms.

Note 4 – Federal Income Taxes:

The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

In order to present paid-in-capital in excess of par, undistributed net investment income and accumulated realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated realized gains or losses on investments. A permanent book and tax difference relating to a distribution of capital gains for tax purposes in the amount of $16,712,700 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. A permanent book and tax difference relating to the distributions received from real estate investment trusts, royalty trusts and trust preferred securities totaling $226,045 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. Finally, a permanent book and tax difference relating to losses on foreign currency transactions in the amount of $20,698 were reclassified from accumulated net realized gain to net investment income.

At October 31, 2007, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives and Foreign Currency	Undistributed Ordinary Income/ (Accumulated Ordinary Loss)	Undistributed Long-Term Gains/ (Accumulated Capital Loss)
$260,533,981	$22,227,133	$(13,370,124)	$8,857,009	$(332,068)	$4,160,168	$1,324,194

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales, straddles and income adjustments for tax purposes on certain convertible securities.

For years ended October 31, 2007 and October 31, 2006, the tax character of distributions paid, as reflected in the Statement of Changes in Net Assets of $21,746,612 and $21,728,384, respectively, was ordinary income.

For federal income tax purposes, as of October 31, 2007, the Fund had no capital loss carryforwards.

Note 5 – Investments in Securities:

For the year ended October 31, 2007, purchases and sales of investments, excluding options and short-term securities, were $479,189,347 and $484,718,518, respectively.

The Fund entered into written option contracts during the year ended October 31, 2007.

Details of the transactions were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	15,143	$2,055,047
Options written during the year	63,211	7,077,362
Options expired during the year	(33,081)	(3,058,349)
Options closed during the year	(14,742)	(1,698,963)
Options assigned during the year	(20,096)	(2,844,819)

Options outstanding, end of year	10,435	$1,530,278

Annual Report | October 31, 2007 | 13

LCM | Advent/Claymore Enhanced Growth & Income Fund | Notes to Financial Statements continued

Note 6 – Derivatives:

At October 31, 2007 there were no outstanding forward exchange currency contracts or future contracts.

Note 7 – Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 13,603,025 issued and outstanding. In connection with the Fund’s dividend reinvestment plan, the Fund issued 22,785 and 0 shares respectively, during the year ended October 31, 2007 and year ended October 31, 2006.

Note 8 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Subsequent Event:

On November 1, 2007, the Board of Trustees declared a quarterly dividend of $0.40 per common share. This dividend was payable on November 30, 2007 to shareholders of record on November 15, 2007.

Note 10 – Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

14 | Annual Report | October 31, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund

Report of Independent Registered Public Accounting Firm |

To the Board of Trustees and Shareholders of Advent/Claymore Enhanced Growth & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Advent/Claymore Enhanced Growth & Income Fund (the “Fund”) at October 31, 2007, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 26, 2007

Annual Report | October 31, 2007 | 15

LCM | Advent/Claymore Enhanced Growth & Income Fund

Supplemental Information | (unaudited)

Federal Income Tax Information

Qualified dividend income of as much as $2,273,658 was received by the Fund through October 31, 2007. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For corporate shareholders $1,202,859 of investment income (dividend income plus short-term gains, if any) qualified for the dividends-received deduction.

In January 2008, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2007.

Trustees

The Trustees of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

Name, Address, Year of Birth and Position(s) held with Registrant	Term of Office* and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Daniel Black+ Year of birth: 1960 Trustee	Since 2005	Partner, the Wicks Group of Cos., LLC (2001-present). Formerly, Managing Director and Co-head of the Merchant Banking Group at BNY Capital Markets, a division of The Bank of New York Co., Inc. (1998-2003).	3	None.

Randall C. Barnes++ Year of birth: 1951 Trustee	Since 2005	Formerly, Senior Vice President, Treasurer (1993-1997), President, Pizza Hut International (1991- 1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	46	None.

Derek Medina+ Year of birth: 1966 Trustee	Since 2004	Vice President, Business Affairs and News Planning at ABC News (2003-present). Formerly, Executive Director, Office of the President at ABC News (2000-2003). Former Associate at Cleary Gottlieb Steen & Hamilton (law firm) (1995-1998). Former associate in Corporate Finance at J.P. Morgan/ Morgan Guaranty (1988-1990).	3	Director of Young Scholar’s Institute.

Ronald A. Nyberg++ Year of birth: 1953 Trustee	Since 2004	Principal of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	49	None.

Gerald L. Seizert, CFP+ Year of birth: 1952 Trustee	Since 2004	Chief Executive Officer of Seizert Capital Partners, LLC, where he directs the equity disciplines of the firm and serves as a co-manager of the firm’s hedge fund, Proper Associates, LLC (2000-present). Formerly, Co-Chief Executive (1998-1999) and a Managing Partner and Chief Investment Officer-Equities of Munder Capital Management, LLC (1995-1999). Former Vice President and Portfolio Manager of Loomis, Sayles & Co., L.P. (asset manager) (1984-1995). Former Vice President and Portfolio Manager at First of America Bank (1978-1984).	3	Former Director of Loomis, Sayles and Co., L.P.

Michael A. Smart+ Year of birth: 1960 Trustee	Since 2004	Managing Partner, Cordova, Smart & Williams LLC, Advisor to First Atlantic Capital Ltd., (2001-present). Formerly, a Managing Director in Investment Banking-The Private Equity Group (1995-2001) and a Vice President in Investment Banking-Corporate Finance (1992-1995) at Merrill Lynch & Co. Founding Partner of The Carpediem Group, a private placement firm (1991-1992). Former Associate at Dillon, Read and Co. (investment bank) (1988-1990).	3	Director, Country Pure Foods. Chairman, Board of Directors, Berkshire Blanket, Inc., President and Chairman, Board of Directors, Sqwincher Corp.
Interested Trustees:
Tracy V. Maitland+† Year of birth: 1960 Trustee, President and Chief Executive Officer	Since 2004	President of Advent Capital Management, LLC, which he founded in 1995. Prior to June 2001, President of Advent Capital Management, a division of Utendahl Capital.	3	None.

Nicholas Dalmaso++†† Year of birth: 1965 Trustee	Since 2004	Senior Managing Director and Chief Administrative Officer of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). General Counsel of Claymore Group, Inc., Claymore Advisors, LLC and Claymore Securities, Inc. (2001-2007). Formerly, Assistant General Counsel, John Nuveen and Co., Inc. (asset manager) (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	49	None.

+	Address for all Trustees noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018.
++	Address for all Trustees noted: 2455 Corporate West Drive, Lisle, IL 60532
*	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:.

–Messrs. Smart, Nyberg and Black, as Class I Trustees, are expected to stand for re-election at the Fund’s 2008 annual meeting of shareholders.

–Messrs. Maitland and Dalmaso, as Class II Trustees, are expected to stand for re-election at the Fund’s 2009 annual meeting of shareholders.

–Messrs. Seizert, Medina and Barnes, as Class III Trustees, are expected to stand for re-election at the Fund’s 2010 annual meeting of shareholders.

**	The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.
†	Mr. Maitland is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund’s Investment Manager.
††	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Adviser.

16 | Annual Report | October 31, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund | Supplemental Information (unaudited) continued

Officers

The Officers of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations
Officers:
F. Barry Nelson Year of birth: 1943 Vice President	Since 2005	Co-Portfolio Manager at Advent Capital Management, LLC (2001-present). Prior to 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

Robert White Year of birth: 1965 Treasurer and Chief Financial Officer	Since 2005	Chief Financial Officer, Advent Capital Management, LLC (2005-present). Previously, Vice President, Client Service Manager, Goldman Sachs Prime Brokerage (1997-2005).

Rodd Baxter Year of birth: 1950 Secretary and Chief Compliance Officer	Since 2005	General Counsel, Advent Capital Management, LLC (2002-present). Formerly, Director and Senior Counsel, SG Cowen Securities Corp. (1998-2002).

Steven M. Hill 2455 Corporate West Drive Lisle, IL 60532 Year of birth: 1964 Assistant Treasurer	Since 2005	Senior Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc. (2005-present). Formerly, Chief Financial Officer (2005-2006) of Claymore Group, Inc. Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc. (2003-2005). Previously, Treasurer of Henderson Global Funds and Operations Manager of Henderson Global Investors (NA) Inc. (2002-2003); Managing Director, FrontPoint Partners LLC (2001-2002); Vice President, Nuveen Investments (1999-2001); Chief Financial Officer, Skyline Asset Management LP (1999); Vice President, Van Kampen Investments and Assistant Treasurer, Van Kampen mutual funds (1989-1999).

*	Address for all Officers unless otherwise noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018.
**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

Results of Shareholder Votes

The Annual Meeting of Shareholders of the Fund was held on September 18, 2007. At this meeting, shareholders voted on the election of Trustees.

With regard to the election of the following Class III Trustees by common shareholders of the Fund:

	# of Shares In Favor	# of Shares Withheld
Gerald L. Seizert	11,280,081	145,006
Derek Medina	11,275,186	149,901
Randall C. Barnes	11,281,896	143,191

The other Trustees of the Fund whose terms did not expire in 2007 are Daniel Black, Nicholas Dalmaso, Tracy V. Maitland, Ronald A. Nyberg and Michael A. Smart.

Annual Report | October 31, 2007 | 17

LCM | Advent/Claymore Enhanced Growth & Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting The Bank of New York (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, Attention: Stock Transfer Department, 101 Barclay 11E, New York, NY 10286; Phone Number: (866) 488-3559.

18 | Annual Report | October 31, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund Information |

Board of Trustees

Randall C. Barnes

Daniel Black

Nicholas Dalmaso*

Tracy V. Maitland*

Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart

*	Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

Officers

Tracy V. Maitland

Chief Executive Officer

F. Barry Nelson

Vice President

Robert White

Treasurer and Chief Financial Officer

Steven M. Hill

Assistant Treasurer

Rodd Baxter

Secretary and Chief Compliance Officer

Investment Manager

Advent Capital Management, LLC

New York, New York

Investment Adviser

Claymore Advisors, LLC

Lisle, Illinois

Administrator, Custodian and

Transfer Agent

The Bank of New York

New York, New York

Legal Counsel

Skadden, Arps, Slate,

Meagher & Flom LLP

New York, New York

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

New York, New York

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent/Claymore Enhanced Growth & Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 101 Barclay 11E, New York, NY 10286; (866) 488-3559.

This report is sent to shareholders of Advent/Claymore Enhanced Growth & Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 274-2227 or on the Securities & Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 274-2227 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.sec.gov.

In October 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Annual Report | October 31, 2007 | 19

Claymore Securities, Inc. 2455 Corporate West Drive Lisle, IL 60532 Member FINRA/SIPC

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)	(1) The registrant’s Code of Ethics is attached hereto as an exhibit.

(2) Not applicable.

(3) Not applicable.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has six audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: Randall C. Barnes, Daniel Black, Derek Medina, Ronald Nyberg, Gerald L. Seizert and Michael A. Smart. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2007: $89,750

2006: $86,875

(b) Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2007: $0

2006: $0

(c) Tax Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2007: $8,500

2006: $8,500

(d) All Other Fees: the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2007: $0

2006: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards. The pre-approval policies are attached as an exhibit hereto. The policies provide for both “general pre-approval” and “specific pre-approval” as defined therein. During the fiscal period ended October 31, 2007, the registrant utilized only the specific pre-approval method.

AUDIT COMMITTEE PRE-APPROVAL POLICY

OF

ADVENT CLAYMORE ENHANCED GROWTH & INCOME FUND

Statement of Principles

The Audit Committee (the “Audit Committee”) of the Board of Trustees (the “Board”) of Advent Claymore Enhanced Growth & Income Fund (the “Trust,”) is required to pre-approve all Covered Services (as defined in the Audit Committee Charter) in order to assure that the provision of the Covered Services does not impair the auditors’ independence. Unless a type of service to be provided by the Independent Auditor (as defined in the Audit Committee Charter) is pre-approved in accordance with the terms of this Audit Committee Pre-Approval Policy (the “Policy”), it will require specific pre-approval by the Audit Committee or by any member of the Audit Committee to which pre-approval authority has been delegated.

This Policy and the appendices to this Policy describe the Audit, Audit-Related, Tax and All Other services that are Covered Services and that have been pre-approved under this Policy. The appendices hereto sometimes are referred to herein as the “Service Pre-Approval Documents”. The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. At its June meeting of each calendar year, the Audit Committee will review and re-approve this Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both. The Audit Committee hereby directs that each version of this Policy and the Service Pre-Approval Documents approved, re-approved or amended from time to time be maintained with the books and records of the Trust.

Delegation

In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. The Audit Committee expects pre-approval of Covered Services by the Chairman pursuant to this delegated authority to be the exception rather than the rule and may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

Pre-Approved Fee Levels

Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit Services

The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit-Related Services

Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Trust and, to the extent they are Covered Services, the other Covered Entities (as defined in the Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Tax Services

The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

All Other Services

All Other services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Procedures

Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the SEC’s rules on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Fund’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed for the last two fiscal years by the registrant’s accountant for services rendered to the registrant, the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant (not including a sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly related to the operations and financial reporting of the registrant are as follows:

2007: $0

2006: $0

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Daniel Black, Randall C. Barnes, Derek Medina, Ronald A. Nyberg, Gerald L. Seizert and Michael A. Smart.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Advent Capital Management, LLC (the “Advisor”). The Advisor’s Proxy Voting Policies and Procedures are included as an exhibit hereto.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) Paul Latronica is primarily responsible for the day-to-day management of the registrant’s portfolio. The following provides information regarding the portfolio managers as of October 31, 2007:

Name	Since	Professional Experience
Paul Latronica	2007	Portfolio Manager at Advent Capital Management, LLC. He has been associated with Advent Capital Management for more than five years.

(a) (2) (i-iii) Other accounts managed. Mr. Latronica does not manage any performance based fee accounts. The following summarizes information regarding each of the other accounts managed by the Advent Portfolio Managers as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets
Paul Latronica	1	$786 million	0	$0	0	$0

(a) (2) (iv) Conflicts of Interest. If another account of the Portfolio Manager has investment objectives and policies that are similar to those of the Registrant, the Portfolio Manager will allocate orders pro-rata among the Registrant and such other accounts, or, if the Portfolio Manager deviates from this policy, the Portfolio Manager will allocate orders such that all accounts (including the Registrant) receive fair and equitable treatment.

(a) (3) Compensation Structure. The salary of the Portfolio Manager is fixed. The bonus of the Portfolio Manager is 100% discretionary. The bonus is determined by senior management at Advent Capital Management, LLC.

(a) (4) Securities ownership. The following table discloses the dollar range of equity securities of the Fund beneficially owned by Mr. Latronica as of October 31, 2007:

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Paul Latronica	$10,001 - $50,000

(b) Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics.

(a) (2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(c) Proxy Voting Policies and Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer
Date:	January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer
Date:	January 7, 2008

By:	/s/ Robert White
Name:	Robert White
Title:	Treasurer and Chief Financial Officer
Date:	January 7, 2008